Right of use assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Threshold fair value of right of use assets accounted for as leases of low value and expensed	£ 10,000
Net book value, Beginning balance	99,000,000	£ 116,000,000
Exchange adjustments	9,000,000
Additions	72,000,000	37,000,000
Depreciation	(38,000,000)	(35,000,000)
Disposals and write-offs		(19,000,000)
Net book value, Ending balance	142,000,000	99,000,000	£ 116,000,000
Total cash outflow for leases	45,000,000	38,000,000	44,000,000
Commitments for leases not yet commenced at end of reporting period	30,000,000	1,000,000
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	88,000,000	97,000,000
Exchange adjustments	8,000,000	1,000,000
Additions	62,000,000	27,000,000
Depreciation	(30,000,000)	(27,000,000)
Disposals and write-offs		(10,000,000)
Net book value, Ending balance	128,000,000	88,000,000	97,000,000
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	1,000,000	5,000,000
Additions		4,000,000
Depreciation	(1,000,000)
Disposals and write-offs		(8,000,000)
Net book value, Ending balance		1,000,000	5,000,000
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Net book value, Beginning balance	10,000,000	14,000,000
Exchange adjustments	1,000,000	(1,000,000)
Additions	10,000,000	6,000,000
Depreciation	(7,000,000)	(8,000,000)
Disposals and write-offs		(1,000,000)
Net book value, Ending balance	£ 14,000,000	£ 10,000,000	£ 14,000,000